Putnam New Jersey Tax Exempt Income Fund
The fund's portfolio
2/28/25 (Unaudited)
Key to holding's abbreviations
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed

MUNICIPAL BONDS AND NOTES (96.6%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.1%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/33	A+/F	$500,000	$532,040
5.00%, 10/1/32	A+/F	1,000,000	1,066,153

			1,598,193
American Samoa (0.4%)
American Samoa Econ. Dev. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/38	Ba3	500,000	507,710

			507,710
California (0.9%)
Davis, Joint Unified School Dist. G.O. Bonds, (Yolo Cnty., Election 2018), BAM, 3.00%, 8/1/38	AA	1,400,000	1,288,330

			1,288,330
Colorado (0.8%)
Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
5.50%, 11/15/38	Aa3	400,000	446,805
5.00%, 11/15/37	Aa3	275,000	297,045
5.00%, 11/15/36	Aa3	425,000	460,537

			1,204,387
Delaware (2.5%)
DE River & Bay Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/49	A1	1,000,000	1,075,613
5.00%, 1/1/40	A1	1,865,000	2,055,929
5.00%, 1/1/38	A1	410,000	455,724

			3,587,266
Guam (2.8%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Baa3	515,000	527,567
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Baa3	1,400,000	1,347,904
Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 5.00%, 11/1/40	Baa3	450,000	459,804
Territory of GU, Intl. Arpt. Auth. Rev. Bonds, (Antonio B Won Pat Intl. Arpt. Auth.), Ser. A
5.25%, 10/1/40	Baa2	200,000	213,980
5.25%, 10/1/38	Baa2	200,000	215,627
5.25%, 10/1/37	Baa2	175,000	188,845
5.25%, 10/1/35	Baa2	265,000	284,898
5.25%, 10/1/35	Baa2	100,000	108,223
5.00%, 10/1/34	Baa2	100,000	106,518
Territory of GU, Wtr. & Waste Wtr. Syst. Rev. Bonds, Ser. A, 5.00%, 1/1/46	A-	535,000	563,414

			4,016,780
Illinois (0.9%)
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/39	Aa3	1,200,000	1,357,500

			1,357,500
Missouri (1.0%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, 4.00%, 3/1/45	A2	1,520,000	1,433,080

			1,433,080
New Jersey (72.7%)
Atlantic City, G.O. Bonds, (Tax Appeal)
Ser. A, BAM, 5.00%, 3/1/42	AA	1,000,000	1,021,158
Ser. B, AGM, 5.00%, 3/1/37	AA	1,000,000	1,031,035
Atlantic Cnty., Impt. Auth. Lease Rev. Bonds, (Stockton U.), AGM
4.00%, 7/1/53	AA	600,000	571,158
4.00%, 7/1/47	AA	750,000	740,772
Camden Cnty., 144A Rev. Bonds, (Camden Prep, Inc.), 5.00%, 7/15/42	BBB-	1,180,000	1,202,578
Camden Cnty., Impt. Auth. Rev. Bonds, Ser. B
5.00%, 1/15/40	Aa1	200,000	226,453
5.00%, 1/15/39	Aa1	250,000	285,299
5.00%, 1/15/38	Aa1	475,000	543,250
Camden Cnty., Impt. Auth. School Rev. Bonds, (KIPP Cooper Norcross), 6.00%, 6/15/62	BBB	1,000,000	1,059,680
Casino Reinvestment Dev. Auth. Rev. Bonds, Ser. A, AGC
5.00%, 11/1/42	AA	1,340,000	1,454,773
5.00%, 11/1/41	AA	1,100,000	1,202,525
5.00%, 11/1/40	AA	1,200,000	1,323,411
Clicks Group, Ltd. 144A Rev. Bonds, 5.00%, 7/15/54	BBB-	500,000	508,202
Essex Cnty., Impt. Auth. Rev. Bonds, (Friends of TEAM Academy Charter School Oblig. Group), 4.00%, 6/15/56	BBB	1,500,000	1,325,595
Essex Cnty., Impt. Auth. 144A Rev. Bonds
5.00%, 7/15/64	BBB-	775,000	782,846
(North Star Academy Charter School of Newark, Inc.), 4.00%, 7/15/40	BBB-	825,000	794,352
Gloucester Cnty., Impt. Auth. Rev. Bonds, (Rowan U.), BAM, 5.00%, 7/1/54	AA	3,000,000	3,171,028
Hudson Cnty., Impt. Auth. Rev. Bonds, 3.00%, 10/1/35	AA	3,500,000	3,342,702
Hudson Cnty., Impt. Auth. Solid Waste Rev. Bonds, 4.00%, 1/1/35	AA	800,000	820,018
Monmouth Cnty., Impt. Auth. (The) Rev. Bonds
5.00%, 12/1/42	AAA	500,000	555,300
5.00%, 12/1/40	AAA	500,000	565,272
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds, (RWJ Barnabas Hlth. Oblig. Group), 3.00%, 7/1/51	AA-	1,750,000	1,394,164
NJ State G.O. Bonds, (Covid-19 Emergency Bonds), Ser. A, 3.00%, 6/1/32	A1	2,000,000	1,975,992
NJ State Econ. Dev. Auth. Rev. Bonds
(Ashland School, Inc.), 6.00%, 10/1/33	BBB	905,000	906,447
(Paterson Charter School for Science & Tech.), Ser. A, 6.00%, 7/1/32	BB+	675,000	676,040
(Portal North Bridge), 5.25%, 11/1/42	A2	1,350,000	1,486,021
Ser. SSS, 5.25%, 6/15/39	A2	1,250,000	1,426,695
Ser. WW, 5.25%, 6/15/32 (Prerefunded 6/15/25)	A2	1,000,000	1,007,164
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	1,000,000	1,008,071
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,750,000	1,796,339
Ser. AAA, 5.00%, 6/15/36 (Prerefunded 12/15/26)	A2	550,000	573,211
(Provident Group-Rowan Properties, LLC), Ser. A, 5.00%, 1/1/35	B1	750,000	749,985
(Seeing Eye, Inc. (The)), 5.00%, 6/1/32	A+	1,250,000	1,303,900
(Biomedical Research Fac.), Ser. A, 5.00%, 7/15/30	A2	1,000,000	1,022,500
Ser. B, 5.00%, 11/1/26	A2	3,000,000	3,094,698
(Middlesex Water, Co.), 4.00%, 8/1/59	A+	1,000,000	905,885
Ser. MMM, 4.00%, 6/15/36	A2	1,500,000	1,527,085
Ser. MMM, 4.00%, 6/15/35	A2	1,000,000	1,024,117
NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds, (UMM Energy Partners, LLC), Ser. A, 4.75%, 6/15/32	Baa2	1,000,000	1,000,210
NJ State Econ. Dev. Auth. School Rev. Bonds, (Foundation Academy Charter School), Ser. A
5.00%, 7/1/50	BB+	1,000,000	983,232
5.00%, 7/1/38	BB+	300,000	303,460
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa2	1,750,000	1,794,300
NJ State Edl. Fac. Auth. Rev. Bonds
(Higher Ed. Cap, Impt. Fund), Ser. A, 5.25%, 9/1/53	A2	1,000,000	1,065,396
(Stevens Inst. of Tech.), Ser. A, 5.00%, 7/1/35	BBB+	1,200,000	1,239,208
(Montclair State U.), Ser. B, 5.00%, 7/1/34	A2	500,000	510,985
(William Paterson U. of NJ (The)), Ser. C, AGM, 5.00%, 7/1/33	AA	225,000	247,175
(William Paterson U. of NJ (The)), Ser. C, AGM, 5.00%, 7/1/32	AA	175,000	192,548
5.00%, 7/1/30	A	616,000	619,778
Ser. A, 4.00%, 7/1/50	BBB+	3,000,000	2,776,671
(Seton Hall U.), Ser. C, AGM, 4.00%, 7/1/50	AA	250,000	244,856
(William Paterson U. of NJ (The)), Ser. C, AGM, 4.00%, 7/1/38	AA	265,000	267,126
(William Paterson U. of NJ (The)), Ser. C, AGM, 3.00%, 7/1/40	AA	275,000	251,118
(William Paterson U. of NJ (The)), Ser. C, AGM, 3.00%, 7/1/35	AA	200,000	192,902
(William Paterson U. of NJ (The)), Ser. C, AGM, 3.00%, 7/1/34	AA	125,000	122,447
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Inspira Hlth.), Ser. A, 5.25%, 7/1/54	A2	1,000,000	1,095,109
(RWJ Barnabas Hlth.), 5.25%, 7/1/54	AA-	1,000,000	1,086,189
(Barnabas Hlth. Oblig. Group), 5.00%, 7/1/43	AA-	2,000,000	2,033,965
(Inspira Hlth. Oblig. Group), Ser. A, 5.00%, 7/1/42	A2	1,000,000	1,024,712
(St. Joseph's Hlth. Care Syst. Oblig. Group), 5.00%, 7/1/41	Baa3	2,015,000	2,032,488
(Princeton Hlth. Care Syst.), Ser. A, 5.00%, 7/1/39	AA	1,000,000	1,018,702
(Hackensack Meridian Hlth.), Ser. A, 5.00%, 7/1/35	AA-	800,000	830,444
(AHS Hosp. Corp.), Ser. A, 5.00%, 7/1/27	Aa3	15,000	15,013
(RWJBarnabas Hlth. Oblig. Group), Ser. A, 4.00%, 7/1/43	AA-	500,000	498,460
(Valley Hlth. Syst. Obligated Group), 4.00%, 7/1/38	A	1,000,000	1,013,050
(Valley Hlth. Syst. Obligated Group), 4.00%, 7/1/36	A	1,000,000	1,023,296
NJ State Hsg. & Mtg. Fin. Agcy. Multi-Fam. Conduit Rev. Bonds, (Forest Hill House Preservation Urban Renewal, LLC), Ser. A-1, GNMA Coll., 5.00%, 1/20/66	Aaa	1,875,000	1,940,031
NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds, (Single Family Hsg.), Ser. A, 4.50%, 10/1/48	Aa2	465,000	472,028
NJ State Tpk. Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/48	AA-	1,000,000	1,036,301
Ser. C, 5.00%, 1/1/45	AA-	1,500,000	1,638,539
Ser. B, 5.00%, 1/1/40	AA-	1,000,000	1,040,197
Ser. G, 5.00%, 1/1/37	AA-	500,000	524,054
Ser. B, 4.125%, 1/1/54	AA-	1,000,000	997,044
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. CC, 5.50%, 6/15/50 (Prerefunded 12/15/32)	A2	500,000	594,029
(Trans. Program), Ser. CC, 5.25%, 6/15/55	A2	2,000,000	2,155,428
Ser. CC, 5.25%, 6/15/50	A2	2,000,000	2,169,945
(Trans. Program), Ser. AA, 5.25%, 6/15/41	A2	2,000,000	2,005,988
Ser. A, 5.00%, 12/15/34	A2	1,000,000	1,063,864
Ser. A, 5.00%, 12/15/33	A2	1,235,000	1,317,239
Ser. AA, 4.25%, 6/15/44	A2	1,000,000	1,004,278
(Trans. Syst.), Ser. A, zero %, 12/15/33	A2	2,500,000	1,827,609
North Bergen Twp., Muni. Util. Auth. Swr. Rev. Bonds, NATL
zero %, 12/15/27	Aa3	1,005,000	919,747
zero %, 12/15/26	Aa3	1,000,000	946,280
Passaic Cnty., Impt. Auth. Rev. Bonds
(Paterson Arts & Science Charter School), 5.25%, 7/1/43	BBB-	670,000	696,728
(Cmnty. Charter School of Paterson, Inc. (The)), 5.00%, 1/1/60	BB+	215,000	213,963
(Paterson Charter School for Science and Tech., Inc.), 5.00%, 7/1/44	Baa3	125,000	127,581
(Paterson Charter School for Science and Tech., Inc.), 4.50%, 7/1/40	Baa3	200,000	202,717
(Paterson Charter School for Science and Tech., Inc.), 4.125%, 7/1/33	Baa3	135,000	136,652
Piscataway Twp. G.O. Bonds, 2.00%, 10/15/35	AA+	650,000	534,287
Salem Cnty., Impt. Auth. Rev. Bonds, (Stand Up for Salem, Inc.), AGM
4.00%, 8/15/48	AA	400,000	372,997
4.00%, 8/15/42	AA	350,000	337,466
4.00%, 8/15/37	AA	525,000	529,826
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A
5.25%, 11/1/52	BBB+	2,500,000	2,657,927
5.00%, 11/1/45	BBB+	950,000	990,826
South Jersey, Trans. Auth. Trans. Syst. Rev. Bonds, Ser. A, BAM
5.00%, 11/1/39	AA	1,000,000	1,118,832
4.00%, 11/1/39	AA	1,700,000	1,734,582
Sussex Cnty., Muni. Util. Auth. Rev. Bonds, (Waste Wtr. Facs.), Ser. B, AGM, zero %, 12/1/30	AA+	1,500,000	1,242,949
Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. B, 5.00%, 6/1/46	BBB-	870,000	879,264
Ser. A, 5.00%, 6/1/36	A-	1,500,000	1,547,293
Union Twp., Union Cnty., G.O. Bonds, 2.00%, 1/15/32	AA	1,120,000	983,173

			103,848,225
New York (8.7%)
Metro. Trans. Auth. Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A3	2,000,000	2,000,106
Monroe Cnty., Indl. Dev. Agcy. Multi-Fam. Rev. Bonds, (Andrews Terrace Cmnty. Partners LP), 4.72%, 1/1/44	Aaa	600,000	617,452
Port Auth. of NY & NJ Rev. Bonds
Ser. 93, 6.125%, 6/1/94	Aa3	5,000,000	5,007,832
Ser. 189, 5.00%, 5/1/45	Aa3	1,000,000	1,001,513
Ser. 217, 5.00%, 11/1/44	Aa3	2,000,000	2,106,824
Ser. 194, 5.00%, 10/15/41	Aa3	1,000,000	1,006,917
Ser. 207, 5.00%, 9/15/29	Aa3	550,000	572,649

			12,313,293
Ohio (0.6%)
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Otterbein Homes Oblig. Group), 4.00%, 7/1/30	A	845,000	871,851

			871,851
Pennsylvania (0.4%)
Delaware River, Joint Toll Bridge Comm. Rev. Bonds, Ser. A, 5.00%, 7/1/44	A1	500,000	520,234

			520,234
Puerto Rico (0.9%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1
4.00%, 7/1/41	BB-/P	500,000	481,933
4.00%, 7/1/37	BB-/P	850,000	845,573

			1,327,506
Texas (2.7%)
Bastrop, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 2/15/53	Aaa	2,600,000	2,747,430
TX Wtr. Dev. Board State Wtr. Implementation Rev. Bonds, 5.00%, 10/15/57	AAA	1,100,000	1,164,953

			3,912,383
Virgin Islands (0.2%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/30	BB/P	330,000	347,848

			347,848

Total municipal bonds and notes (cost $138,820,552)			$138,134,586

SHORT-TERM INVESTMENTS (2.9%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 4.50%(AFF)	4,139,268	$4,139,268

Total short-term investments (cost $4,139,268)		$4,139,268
TOTAL INVESTMENTS

Total investments (cost $142,959,820)		$142,273,854

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2024 through February 28, 2025 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
	Putnam New Jersey Tax Exempt Income Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a non-diversified open-end management investment company. The fund is currently operating as a diversified fund. In the future, the fund may operate as a non –diversified fund to the extent permitted by applicable law. Under current law, shareholder approval would be required before the fund could operate as a non-diversified fund.
	The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $142,944,595.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/25
	Short-term investments
	Putnam Short Term Investment Fund Class P‡	$557,304	$28,686,393	$25,104,429	$69,870	$4,139,268

	Total Short-term investments	$557,304	$28,686,393	$25,104,429	$69,870	$4,139,268
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	24.1%
	State debt	18.6
	Education	17.2
	Health care	10.9
	Local debt	10.6
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$138,134,586	$—
Short-term investments	—	4,139,268	—

Totals by level	$—	$142,273,854	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com